Stockholders’ Deficiency (Details Narrative) (USD $)	12 Months Ended							0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Mar. 07, 2011	Jan. 31, 2011	Dec. 28, 2010	Jul. 01, 2010	Aug. 28, 2009	Jun. 30, 2010 Preferred A [Member]	Aug. 28, 2009 Preferred A [Member]	Apr. 30, 2010 Preferred A [Member]	Jun. 07, 2011 Preferred Class B [Member]	Apr. 30, 2012 Preferred Class B [Member]	Apr. 30, 2011 Preferred Class B [Member]	Apr. 30, 2010 Preferred Class B [Member]
Common stock, shares authorized	2,250,000,000	2,250,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000										29,500
Preferred stock, par value	$ 0.00001	$ 0.00001					$ 100		$ 100		$ 100
Preferred stock, shares issued	0	0							2,200		17,599
Reverse stock split	one-for-ten
Gross proceeds from convertible preferred stock									$ 2,200,000		$ 1,759,900
Preferred shares converted into common shares, price per share									$ 0.07		$ 0.20
Percentage of Cumulative dividends payable in cash									5.00%		5.00%
Percentage of discretion of dividends payable									7.50%		150.00%
Dividends declared									301,069	218,795		367,004
Number of Preferred stock exchanged								2,200
Amount of accumulated dividends exchanged for junior notes								301,069
Amount of Junior Notes exchanged with accumulated dividends								2,501,069
Percentage of preferred shares dividends calculated pursuant to agreement								15.00%			15.00%
Deemed dividends								537,533
Preferred stock, carrying value								1,963,536
Liability current portion of convertible notes, net	$ 2,529,200	$ 1,626,243	$ 4,600,000	$ 4,600,000	$ 4,600,000	$ 2,500,000		$ 2,501,069